Capital commitments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of capital expenditures

Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:

	2023	2022
	US$	US$

Property, plant and equipment	1,328,306	1,339,532